Notes Payable - (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Notes Payable [Table Text Block]

The following tables set forth information related to Farmer Mac's borrowings as of December 31, 2013 and 2012:

Table 7.1

	December 31, 2013
	Outstanding as of December 31		Average Outstanding During the Year
	Amount	Rate	Amount	Rate
	(dollars in thousands)
Due within one year:
Discount notes	$4,880,971	0.12%	$4,365,045	0.18%
Medium-term notes	179,999	0.17%	167,617	0.16%
Current portion of long-term notes	2,277,811	1.79%
Total due within one year	$7,338,781	0.64%
Due after one year:
Medium-term notes due in:
2015	$1,411,140	1.14%
2016	1,290,629	1.33%
2017	528,322	1.23%
2018	675,968	1.33%
Thereafter	1,095,110	2.85%
Total due after one year	5,001,169	1.60%
Total	$12,339,950	1.03%

	December 31, 2012
	Outstanding as of December 31		Average Outstanding During the Year
	Amount	Rate	Amount	Rate
	(dollars in thousands)
Due within one year:
Discount notes	$4,966,010	0.16%	$5,181,559	0.18%
Medium-term notes	194,989	0.15%	84,961	0.20%
Current portion of long-term notes	1,406,367	0.80%
	$6,567,366	0.30%
Due after one year:
Medium-term notes due in:
2014	$1,679,364	2.36%
2015	1,128,413	1.40%
2016	863,799	1.74%
2017	616,187	1.19%
Thereafter	746,976	2.97%
Total due after one year	5,034,739	1.99%
Total	$11,602,105	1.03%

The maximum amount of Farmer Mac's discount notes outstanding at any month end during each of the years ended December 31, 2013 and 2012 was $4.9 billion and $5.7 billion, respectively.

Callable medium-term notes give Farmer Mac the option to redeem the debt at par value on a specified call date or at any time on or after a specified call date.  The following table summarizes by maturity date, the amounts and costs for Farmer Mac debt callable in 2014 as of December 31, 2013:

Table 7.2

Debt Callable in 2014 as of December 31, 2013
Maturity	Amount	Rate
(dollars in thousands)
2015	$83,927	0.49%
2016	160,898	0.53%
2017	68,935	0.89%
2018	143,892	1.12%
Thereafter	233,202	2.59%
	$690,854	1.38%

Schedule of Long-term Debt Instruments [Table Text Block]
The following schedule summarizes the earliest interest rate reset date of total borrowings outstanding as of December 31, 2013, including callable and non-callable medium-term notes, assuming callable notes are redeemed at the initial call date:

Table 7.3

	Earliest Interest Rate Reset Date of Borrowings Outstanding
	Amount	Weighted-Average Rate
	(dollars in thousands)
Debt with interest rate resets in:
2014	$8,439,610	0.68%
2015	1,027,216	1.45%
2016	1,029,753	1.56%
2017	459,386	1.29%
2018	532,076	1.38%
Thereafter	851,909	2.95%
Total	$12,339,950	1.03%

During 2013 and 2012, Farmer Mac called $0.4 billion and $0.8 billion of callable medium-term notes, respectively.